Provisions and Other Non-Current Liabilities - Summary of Movement in Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	$ 125	$ 163
Charges	34	40
Utilization	(32)	(76)
Translation and other, net	3	(2)
Other provisions at end of period	130	125
Less: short-term provisions	66	63
Long-term provisions	64	62
Employee-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	20	45
Charges	30	21
Utilization	(27)	(45)
Translation and other, net	0	(1)
Other provisions at end of period	23	20
Less: short-term provisions	23	20
Long-term provisions	0	0
Facilities-related [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	20	23
Charges	0	0
Utilization	(2)	(2)
Translation and other, net	1	(1)
Other provisions at end of period	19	20
Less: short-term provisions	0	1
Long-term provisions	19	19
Other [member]
Disclosure of other provisions [Line Items]
Other provisions at beginning of period	85	95
Charges	4	19
Utilization	(3)	(29)
Translation and other, net	2	0
Other provisions at end of period	88	85
Less: short-term provisions	43	42
Long-term provisions	$ 45	$ 43